Victory RS Partners Fund Average Annual Total Returns	12 Months Ended	31 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025 [1]	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.15%		13.15%	14.29%
ClassA ClassR ClassY [Member] | Russell 3000® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.15%		13.15%	14.29%
ClassA ClassR ClassY [Member] | Russell 2000® Value Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.59%		8.88%	9.27%
ClassA ClassR ClassY [Member] | Class A
Prospectus [Line Items]
Average Annual Return, Percent	(3.37%)		9.70%	10.02%
ClassA ClassR ClassY [Member] | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(4.54%)		7.44%	7.28%
ClassA ClassR ClassY [Member] | Class A | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	(1.13%)		7.17%	7.26%
ClassA ClassR ClassY [Member] | Class R
Prospectus [Line Items]
Average Annual Return, Percent	2.17%		10.62%	10.28%
ClassA ClassR ClassY [Member] | Class R6
Prospectus [Line Items]
Average Annual Return, Percent	3.03%	13.27%
ClassA ClassR ClassY [Member] | Class Y
Prospectus [Line Items]
Average Annual Return, Percent	2.93%		11.41%	11.06%

[1]	Inception date of Class R6 is June 1, 2023.